UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  	Operations Manager
Phone:	(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez		Jacksonville Beach, FL    	21 January 2003
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		86

Form 13F Information Table Value Total:	              $98,585  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES Corporation                COM              00130H105       55 18284.000SH       Sole                18284.000
Agilent Technologies Inc.      COM              00846U101      333 18547.000SH       Sole                18547.000
Albertson's Incorporated       COM              013104104      824 37005.000SH       Sole                37005.000
Allstate Corp.                 COM              020002101      862 23303.000SH       Sole                23303.000
American Electric Power        COM              025537101      692 25315.000SH       Sole                25315.000
American International Group,  COM              026874107     2021 34927.500SH       Sole                34927.500
American Natl Ins Co.          COM              028591105     1738 21195.000SH       Sole                21195.000
Amsouth Bancorporation         COM              032165102     2570 133845.000SH      Sole               133845.000
Arris Group, Inc.              COM              04269Q100      214 60000.000SH       Sole                60000.000
Bank of America                COM              060505104     1987 28559.000SH       Sole                28559.000
Boeing                         COM              097023105     1166 35354.000SH       Sole                35354.000
Bristol Myers Squibb           COM              110122108     1465 63303.000SH       Sole                63303.000
British Petroleum Corporation  COM              055622104      408 10049.000SH       Sole                10049.000
Cascade Natural Gas            COM              147339105      356 17825.000SH       Sole                17825.000
Charles Schwab & Company       COM              808513105      531 48981.000SH       Sole                48981.000
Citigroup Inc.                 COM              172967101     1223 34753.068SH       Sole                34753.068
Coca Cola                      COM              191216100      479 10931.000SH       Sole                10931.000
Commercial Bancshares Florida  COM              201607108     7120 205788.000SH      Sole               138791.000         66997.000
Commercial Net Realty          COM              202218103      222 14500.000SH       Sole                14500.000
Compass Bank                   COM              20449H109     1275 40765.000SH       Sole                40765.000
ConocoPhillips                 COM              20825C104     2596 53655.000SH       Sole                53655.000
Constellation Brands Inc.      COM              21036P108      273 11500.000SH       Sole                11500.000
Del Monte Foods Co.            COM              24522P103      235 30582.000SH       Sole                30582.000
Dell Corporation               COM              247025109      725 27100.000SH       Sole                27100.000
Deluxe Corp.                   COM              248019101     1069 25400.000SH       Sole                25400.000
Dodge & Cox Stock Fund         COM              256219106      402 4567.306 SH       Sole                 4567.306
EMC Corporation                COM              268648102      254 41422.000SH       Sole                41422.000
Emerson Electric               COM              291011104     1119 22013.000SH       Sole                22013.000
Exxon Mobil Corp               COM              302290101     1237 35397.000SH       Sole                35397.000
Florida Rock Industries        COM              341140101     5622 147747.000SH      Sole               147747.000
Flowers Foods, Inc.            COM              343496105      250 12796.001SH       Sole                12796.001
Gammon Lake Res Inc. F         COM              364915108       40 30000.000SH       Sole                30000.000
General Dynamics               COM              369550108      210 2650.000 SH       Sole                 2650.000
General Electric               COM              369604103     2993 122907.000SH      Sole               122907.000
Genuine Parts                  COM              372460105     1798 58372.000SH       Sole                58372.000
H J Heinz                      COM              423074103     2257 68662.000SH       Sole                68662.000
Havana Republic Inc.           COM              419304100        0 10000.000SH       Sole                10000.000
Hawaiian Electric Industries   COM              419870100      761 17312.000SH       Sole                17312.000
Hewlett Packard                COM              428236103     1084 62455.725SH       Sole                62455.725
Hilton Hotel Corporation       COM              432848109      204 16052.000SH       Sole                16052.000
Home Depot                     COM              437076102     1621 67650.000SH       Sole                67650.000
Intel Corporation              COM              458140100     1677 107733.000SH      Sole               107733.000
International Business Machine COM              459200101      910 11739.401SH       Sole                11739.401
Johnson & Johnson              COM              478160104     4139 77062.000SH       Sole                77062.000
Johnson Controls               COM              478366107     1006 12550.000SH       Sole                12550.000
Loch Harris Inc                COM              539578203        0 30000.000SH       Sole                30000.000
Lucent Technologies            COM              549463107       21 16601.541SH       Sole                16601.541
Mcdonalds Corp.                COM              580135101      170 10543.180SH       Sole                10543.180
Mellon Bank Corp               COM              585509102     1931 73957.000SH       Sole                73957.000
Merck & Co. Inc.               COM              589331107     1262 22284.911SH       Sole                22284.911
Microsoft Corporation          COM              594918104      302 5843.000 SH       Sole                 5843.000
Motorola, Inc.                 COM              620076109      533 61649.000SH       Sole                61649.000
Nordstrom, Inc.                COM              655664100      713 37565.000SH       Sole                37565.000
Oracle Corporation             COM              68389X105      167 15420.000SH       Sole                15420.000
Park Place Entertainment       COM              700690100      157 18631.000SH       Sole                18631.000
Parkway Holdings Ltd           COM              V71793109        4 10000.000SH       Sole                10000.000
Patriot Transportation Holding COM              70337B102      520 18786.000SH       Sole                18786.000
Pepco Holdings Inc.            COM              737679100      363 18700.000SH       Sole                18700.000
Pepsico Inc.                   COM              713448108     2132 50486.790SH       Sole                50486.790
Pfizer                         COM              717081103     3026 98994.000SH       Sole                98994.000
Post Properties Inc.           COM              737464107      461 19300.000SH       Sole                19300.000
Procter & Gamble               COM              742718109      481 5600.000 SH       Sole                 5600.000
Regency Centers Corporation    COM              758939102     1103 34050.000SH       Sole                34050.000
Royal Dutch Petroleum          COM              780257804     1906 43295.000SH       Sole                43295.000
Safeco Corp.                   COM              786429100     1240 35777.000SH       Sole                35777.000
Safeway Stores Inc.            COM              786514208      544 23278.000SH       Sole                23278.000
Sony Corporation               COM              835699307      473 11455.000SH       Sole                11455.000
Southern Company               COM              842587107      840 29575.000SH       Sole                29575.000
Suntrust Banks Inc.            COM              867914103      643 11305.000SH       Sole                11305.000
Target Inc.                    COM              87612E106      421 14047.000SH       Sole                14047.000
Verizon Communications         COM              92343V104     1557 40172.000SH       Sole                40172.000
Wachovia Corp.                 COM              929771103     4139 113584.206SH      Sole               113584.206
Wal-Mart Stores                COM              931142103     1234 24421.000SH       Sole                24421.000
Walt Disney                    COM              254687106      190 11668.000SH       Sole                11668.000
Wells Fargo & Co.              COM              949746101     1472 31415.000SH       Sole                31415.000
Worldcom Inc Worldcom Group    COM              98157D106        2 13000.000SH       Sole                13000.000
Wyndham Intl Inc. Class A      COM              983101106        2 10000.000SH       Sole                10000.000
Z-Tel Technologies Inc.        COM              988792107     5962 7360800.000SH     None                                7360800.000
Zimmer Holdings Inc.           COM              98956P102      225 5426.000 SH       Sole                 5426.000
Alltel Corp. 7.75%             PFD                             213     4150 SH       Sole                     4150
Citigroup VII 7.125%           PFD                            1430    54000 SH       Sole                    54000
Con Edison PFD 7.25%           PFD                             329    12500 SH       Sole                    12500
JP Morgan Pfd. 7.00% 2/15/32   PFD                             502    19600 SH       Sole                    19600
Rochester G&E 6.650%           PFD                            1278    47500 SH       Sole                    47500
Safeco Corts TR  8.70%         PFD                             459    17600 SH       Sole                    17600
SunTrust Cap. IV 7.125%        PFD                            2151    81775 SH       Sole                    81775
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